UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity              Beaufort, SC             August 13, 2012
    ---------------------              ------------             ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           79
                                         -----------

Form 13F Information Table Value Total:  $   117,185
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
Abbott Laboratories                      EQUITIES 2824100         2,871      44,525          Shared     1                     44,525
Amern Financial Gp New                   EQUITIES 25932104          521      13,288          Sole
Auto Data Processing                     EQUITIES 53015103          217       3,893          Shared     1                      3,893
Gallagher Arthur J & Co                  EQUITIES 363576109         337       9,615          Shared     1                      9,615
American Express Company                 EQUITIES 25816109        1,031      17,717          Shared     1                     17,717
Becton Dickinson & Co                    EQUITIES 75887109        1,586      21,224          Shared     1                     21,224
Chubb Corporation                        EQUITIES 171232101       2,537      34,840          Shared     1                     34,840
Cullen Frost Bankers                     EQUITIES 229899109       1,506      26,202          Shared     1                     26,202
Cincinnati Financial Cp                  EQUITIES 172062101       2,291      60,176          Shared     1                     60,176
Colgate-Palmolive Co                     EQUITIES 194162103         877       8,422          Shared     1                      8,422
Chevron Corp.                            EQUITIES 166764100       2,601      24,654          Shared     1                     24,654
Du Pont E I De Nemour&Co                 EQUITIES 263534109       2,123      41,975          Shared     1                     41,975
Deere & Co                               EQUITIES 244199105         996      12,319          Shared     1                     12,319
Emerson Electric Co                      EQUITIES 291011104       2,018      43,318          Shared     1                     43,318
General Dynamics Corp                    EQUITIES 369550108       2,067      31,342          Shared     1                     31,342
Genuine Parts Co                         EQUITIES 372460105       2,666      44,243          Shared     1                     44,243
Intl Business Machines                   EQUITIES 459200101       2,632      13,455          Shared     1                     13,455
Intel Corp                               EQUITIES 458140100       2,431      91,222          Shared     1                     91,222
Illinois Tool Works                      EQUITIES 452308109       2,153      40,715          Shared     1                     40,715
Johnson & Johnson                        EQUITIES 478160104       2,248      33,277          Shared     1                     33,277
Janus Capital Group Inc                  EQUITIES 47102X105         992     126,915          Shared     1                    126,915
Kimberly-Clark Corp                      EQUITIES 494368103       1,701      20,303          Shared     1                     20,303
Coca Cola Company                        EQUITIES 191216100       1,818      23,245          Shared     1                     23,245
Landauer Inc                             EQUITIES 51476K103         163       2,850          Shared     1                      2,850
Lowes Companies Inc                      EQUITIES 548661107       1,223      43,018          Shared     1                     43,018
Mc Donalds Corp                          EQUITIES 580135101       1,533      17,312          Shared     1                     17,312
Mc Cormick & Co Inc N-Vt                 EQUITIES 579780206         436       7,190          Shared     1                      7,190
3m Company                               EQUITIES 88579Y101       2,057      22,960          Shared     1                     22,960
Altria Group                             EQUITIES 02209S103       2,226      64,441          Shared     1                     64,441
Microsoft Corp                           EQUITIES 594918104       2,252      73,626          Shared     1                     73,626
Northern TRUST Corp                      EQUITIES 665859104       1,295      28,150          Shared     1                     28,150
Northeast Utilities                      EQUITIES 664397106       1,561      40,227          Shared     1                     40,227
Omnicom Group Inc                        EQUITIES 681919106       1,591      32,731          Shared     1                     32,731
Paychex Inc                              EQUITIES 704326107       2,010      64,005          Shared     1                     64,005
Pepsico Incorporated                     EQUITIES 713448108         102       1,439          Shared     1                      1,439
Procter & Gamble Co                      EQUITIES 742718109       2,006      32,752          Shared     1                     32,752
Parker-Hannifin Corp                     EQUITIES 701094104       1,003      13,050          Shared     1                     13,050
Philip Morris Intl Inc                   EQUITIES 718172109       2,384      27,324          Shared     1                     27,324
PPG Industries Inc                       EQUITIES 693506107       2,737      25,794          Shared     1                     25,794
Reynolds American Inc                    EQUITIES 761713106       1,231      27,440          Shared     1                     27,440
Raytheon Company New                     EQUITIES 755111507       1,286      22,724          Shared     1                     22,724
The Southern Company                     EQUITIES 842587107       1,747      37,728          Shared     1                     37,728
Staples Inc                              EQUITIES 855030102       1,023      78,410          Shared     1                     78,410
Sysco Corporation                        EQUITIES 871829107       1,730      58,020          Shared     1                     58,020
A T & T Corp New                         EQUITIES 00206R102       2,467      69,178          Shared     1                     69,178
United Parcel Service B                  EQUITIES 911312106       1,525      19,358          Shared     1                     19,358
United Technologies Corp                 EQUITIES 913017109       2,013      26,648          Shared     1                     26,648
V F Corporation                          EQUITIES 918204108       2,123      15,912          Shared     1                     15,912
Verizon Communications                   EQUITIES 92343V104       1,563      35,180          Shared     1                     35,180
Walgreen Company                         EQUITIES 931422109       1,219      41,218          Shared     1                     41,218
Wells Fargo & Co New                     EQUITIES 949746101       2,072      61,952          Shared     1                     61,952
Wgl Holdings Inc                         EQUITIES 92924F106         253       6,365          Shared     1                      6,365
Waste Management Inc Del                 EQUITIES 94106L109       2,145      64,208          Shared     1                     64,208
Exxon Mobil Corporation                  EQUITIES 30231G102       2,277      26,604          Shared     1                     26,604
Accenture Ltd Cl A                       EQUITIES G1151C101       1,241      20,655          Shared     1                     20,655
B C E Inc                                EQUITIES 05534B760       2,086      50,631          Shared     1                     50,631
Br Amer Tobacco Plc Adrf                 ADR      110448107         925       9,055          Shared     1                      9,055
Wisdomtree Emerging Mkts                 EQUITIES 97717W315         112       2,160          Shared     1                      2,160
Diageo Plc New Adr                       ADR      25243Q205       2,873      27,875          Shared     1                     27,875
Novartis A G Spon Adr                    ADR      66987V109       2,099      37,555          Shared     1                     37,555
Kon Philips Elec Nv Newf                 EQUITIES 500472303       1,061      53,954          Shared     1                     53,954
PowerShares ETF Tr-Intl Divid            ETF      73935X716         270      18,516          Shared     1                     18,516
Siemens A G Adr                          ADR      826197501       1,671      19,878          Shared     1                     19,878
Total S A Adr                            ADR      89151e109       1,772      39,425          Shared     1                     39,425
Jp Morgan Exch Trad Note                 ETN      46625H365         781      20,159          Shared     1                     20,159
Alps TRUST Etf                           ETF      00162Q866         177      11,065          Shared     1                     11,065
Boardwalk Pipeline Ptnrs                 MLP      96627104          924      33,428          Shared     1                     33,428
Enbridge Energy Ptnrs Lp                 MLP      29250r106         353      11,485          Shared     1                     11,485
Enbridge Energy Mgmt                     LLC      29250X103       1,068      33,391          Shared     1                     33,391
Enterprise Prd Prtnrs Lp                 MLP      293792107       1,944      37,940          Shared     1                     37,940
Kinder Morgan Energy Lp                  MLP      494550106       1,542      19,617          Shared     1                     19,617
Kinder Morgan Management                 LLC      49455U100         723       9,844          Shared     1                      9,844
Linn Energy                              MLP      536020100         529      13,890          Shared     1                     13,890
Magellan Midstream Ptnrs                 MLP      559080106       1,825      25,836          Shared     1                     25,836
Natural Resource Ptnr Lp                 MLP      63900P103         279      12,580          Shared     1                     12,580
Penn Virginia Res Ptnrs                  MLP      707884102       1,113      45,439          Shared     1                     45,439
Sunoco Logistics Ptnr Lp                 MLP      86764L108       1,297      35,748          Shared     1                     35,748
Tortoise Egy Infrastruct                 LLC      89147L100         944      23,650          Shared     1                     23,650
W P Carey & Co L L C                     LLC      92930Y107         102       2,210          Shared     1                      2,210